Income Taxes - Summary of Domestic and Foreign Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Deferred taxes
Deferred taxes	₨ 5,030.0	$ 77.2	₨ 4,296.1	₨ 9,142.2
Income tax expense reported	38,058.5	583.9	35,670.0	27,512.7
India [Member]
Current taxes
Current taxes	2,420.0	37.1	1,842.8	762.3
Deferred taxes
Deferred taxes	494.6	7.6	3,111.6	1,862.7
Other than India [Member]
Current taxes
Current taxes	30,608.5	469.6	29,531.1	17,608.2
Deferred taxes
Deferred taxes	₨ 4,535.4	$ 69.6	₨ 1,184.5	₨ 7,279.5